CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 10, 2011
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized shares	300,000,000	300,000,000	300,000,000
Common stock, issued shares	64,807,343	64,638,372	47,160,435	10,000,000
Common stock, outstanding shares	64,807,343	64,638,372	47,160,435